Shareholder Report, Holdings (Details)	Sep. 30, 2024
Schwab Target 2010 Index Fund - SWYAX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Schwab Target 2010 Index Fund - SWYAX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Schwab Target 2010 Index Fund - SWYAX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Schwab Target 2010 Index Fund - SWYAX | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2010 Index Fund - SWYAX | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2010 Index Fund - SWYAX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2010 Index Fund - SWYAX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Target 2010 Index Fund - SWYAX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Target 2010 Index Fund - SWYAX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
Schwab Target 2010 Index Fund - SWYAX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Schwab Target 2010 Index Fund - SWYAX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Schwab Target 2010 Index Fund - SWYAX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2010 Index Fund - SWYAX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Target 2055 Index Fund - SWYJX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2055 Index Fund - SWYJX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Schwab Target 2055 Index Fund - SWYJX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Schwab Target 2055 Index Fund - SWYJX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Target 2055 Index Fund - SWYJX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Schwab Target 2055 Index Fund - SWYJX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab Target 2055 Index Fund - SWYJX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2055 Index Fund - SWYJX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Target 2055 Index Fund - SWYJX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	57.40%
Schwab Target 2055 Index Fund - SWYJX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
Schwab Target 2055 Index Fund - SWYJX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Schwab Target 2055 Index Fund - SWYJX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Schwab Target 2060 Index Fund - SWYNX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2060 Index Fund - SWYNX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Schwab Target 2060 Index Fund - SWYNX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Schwab Target 2060 Index Fund - SWYNX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab Target 2060 Index Fund - SWYNX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab Target 2060 Index Fund - SWYNX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Schwab Target 2060 Index Fund - SWYNX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Target 2060 Index Fund - SWYNX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%
Schwab Target 2060 Index Fund - SWYNX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Schwab Target 2060 Index Fund - SWYNX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Schwab Target 2065 Index Fund - SWYOX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab Target 2065 Index Fund - SWYOX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Schwab Target 2065 Index Fund - SWYOX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Schwab Target 2065 Index Fund - SWYOX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2065 Index Fund - SWYOX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2065 Index Fund - SWYOX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Target 2065 Index Fund - SWYOX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2065 Index Fund - SWYOX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	58.90%
Schwab Target 2065 Index Fund - SWYOX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
Schwab Target 2065 Index Fund - SWYOX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Target 2015 Index Fund - SWYBX [Member] | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Target 2015 Index Fund - SWYBX [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%
Schwab Target 2015 Index Fund - SWYBX [Member] | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
Schwab Target 2015 Index Fund - SWYBX [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Schwab Target 2015 Index Fund - SWYBX [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Target 2015 Index Fund - SWYBX [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2020 Index Fund - SWYLX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Schwab Target 2020 Index Fund - SWYLX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Schwab Target 2020 Index Fund - SWYLX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Schwab Target 2020 Index Fund - SWYLX | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2020 Index Fund - SWYLX | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2020 Index Fund - SWYLX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Target 2020 Index Fund - SWYLX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Target 2020 Index Fund - SWYLX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Target 2020 Index Fund - SWYLX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
Schwab Target 2020 Index Fund - SWYLX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
Schwab Target 2020 Index Fund - SWYLX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Schwab Target 2020 Index Fund - SWYLX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Target 2020 Index Fund - SWYLX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Target 2025 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Schwab Target 2025 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Schwab Target 2025 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Target 2025 Index Fund | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2025 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2025 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Target 2025 Index Fund | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Target 2025 Index Fund | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Target 2025 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Target 2025 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
Schwab Target 2025 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Schwab Target 2025 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Schwab Target 2025 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab Target 2025 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab Target 2030 Index Fund | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Schwab Target 2030 Index Fund | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Schwab Target 2030 Index Fund | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Schwab Target 2030 Index Fund | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Target 2030 Index Fund | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Target 2030 Index Fund | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Target 2030 Index Fund | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Target 2030 Index Fund | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Target 2030 Index Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Target 2030 Index Fund | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
Schwab Target 2030 Index Fund | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
Schwab Target 2030 Index Fund | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Schwab Target 2030 Index Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Target 2030 Index Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Schwab Target 2035 Index Fund - SWYFX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Schwab Target 2035 Index Fund - SWYFX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Schwab Target 2035 Index Fund - SWYFX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Schwab Target 2035 Index Fund - SWYFX | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Target 2035 Index Fund - SWYFX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2035 Index Fund - SWYFX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2035 Index Fund - SWYFX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Target 2035 Index Fund - SWYFX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Target 2035 Index Fund - SWYFX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Schwab Target 2035 Index Fund - SWYFX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
Schwab Target 2035 Index Fund - SWYFX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
Schwab Target 2035 Index Fund - SWYFX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab Target 2035 Index Fund - SWYFX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2040 Index Fund - SWYGX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Schwab Target 2040 Index Fund - SWYGX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Schwab Target 2040 Index Fund - SWYGX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Schwab Target 2040 Index Fund - SWYGX | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab Target 2040 Index Fund - SWYGX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2040 Index Fund - SWYGX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Target 2040 Index Fund - SWYGX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2040 Index Fund - SWYGX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2040 Index Fund - SWYGX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
Schwab Target 2040 Index Fund - SWYGX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
Schwab Target 2040 Index Fund - SWYGX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
Schwab Target 2040 Index Fund - SWYGX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab Target 2040 Index Fund - SWYGX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Target 2045 Index Fund - SWYHX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Schwab Target 2045 Index Fund - SWYHX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Schwab Target 2045 Index Fund - SWYHX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Schwab Target 2045 Index Fund - SWYHX | Schwab Short Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Target 2045 Index Fund - SWYHX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2045 Index Fund - SWYHX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Target 2045 Index Fund - SWYHX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Target 2045 Index Fund - SWYHX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Target 2045 Index Fund - SWYHX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Schwab Target 2045 Index Fund - SWYHX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
Schwab Target 2045 Index Fund - SWYHX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
Schwab Target 2045 Index Fund - SWYHX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Target 2045 Index Fund - SWYHX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Target 2050 Index Fund - SWYMX | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Schwab Target 2050 Index Fund - SWYMX | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Schwab Target 2050 Index Fund - SWYMX | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Schwab Target 2050 Index Fund - SWYMX | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2050 Index Fund - SWYMX | Schwab Government Money Fund Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Schwab Target 2050 Index Fund - SWYMX | Schwab U.S. SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2050 Index Fund - SWYMX | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2050 Index Fund - SWYMX | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Schwab Target 2050 Index Fund - SWYMX | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
Schwab Target 2050 Index Fund - SWYMX | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
Schwab Target 2050 Index Fund - SWYMX | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Target 2050 Index Fund - SWYMX | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%

[1]	Less than 0.05%.